Shareholders' equity - Shares repurchased (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares repurchased
Shares repurchased (in shares)	1,189,250	2,145,651	0
Purchase of treasury shares	$ (150,000)	$ (244,201)
Market price per share	$ 128.39	$ 141.83	$ 93.65
Purchase of treasury shares	$ 150,000	$ 244,201
Treasury Series B Class I
Shares repurchased
Purchase of treasury shares		$ 244,201	$ 34,234
Treasury shares held (in shares)	(390,111,556)	2,470,158	324,507